CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Unrealized gains/(losses), tax	¥ 0	¥ 0	¥ 0
Reclassification adjustment for (gains)/losses recorded in net income, tax	¥ 0	¥ 0	¥ 0